COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Letters of Guarantee and Letters of Credit	$ 590	$ 590
Navios Logistics Guarantee	12,000
Navios Logistics Guarantee Ultimate Expiration Date	Mar. 01, 2014
Liability related to pre-acquisition contingencies	1,004	1,039
Charter-In Vessels Ultimate Expiration Date	Apr. 30, 2026
Contractual Obligations Port Expansion Project	1,523
Contractual Obligations Three Pushboats	20,150
Contractual Obligations Acquisition Of Chartered In Fleet	$ 12,813